Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees			¥ 634,909,000
Prepayment for royalties, revenue sharing cost	¥ 1,729,241,000		1,787,638,000
Interest receivable	2,271,944,000		1,373,854,000
Prepayments of content and marketing cost and other operational expenses	638,697,000		725,183,000
Prepayment for deductible value added tax and refundable subsidy	581,228,000		492,552,000
Bridge loans in connection with ongoing investments	27,369,000		43,313,000
Deposits	81,712,000		68,285,000
Employee advances	57,949,000		61,480,000
Advance to suppliers	43,820,000		105,903,000
Receivable within one-year related to disposal of investments	512,367,000
Others	132,268,000		155,167,000
Prepayments and other current assets	6,076,595,000	$ 855,871	5,448,284,000
Staff housing loans outstanding repayable within 12 months	18,200,000		22,700,000
Advances made directly or indirectly to the executive officers for their personal benefit	¥ 0		¥ 0